Right-of-use assets and lease liabilities - Amounts recognized in profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use assets	$ 706	$ 20	$ 183
Interest expense	57	2	$ 10
Total cash outflow	$ 796	$ 11
Term of contract		36 months
lease liabilities, incremental borrowing rates		3.37%
Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Term of contract	12 months
lease liabilities, incremental borrowing rates	3.26%
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Term of contract	36 months
lease liabilities, incremental borrowing rates	5.03%